INVENTORY (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
INVENTORY
Inventory	$ 0	$ 30,802
Inventory, raw material	0	30,802
Inventory, finished goods	$ 0	$ 0